The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries
Our main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2020 % holding	December 31, 2019 % holding	December 31, 2018 % holding
Latin America			In %	In %	In %
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, MFS, Cable, DTH	100	100	100
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, MFS, Cable	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, MFS, Cable, PayTV	100	100	100
Cable Onda S.A (i).	Panama	Cable, PayTV, Internet, DTH, Fixed-line	80	80	80
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)(ii)	Panama	Mobile	80	80	—
Telefonia Cellular de Nicaragua sa (ii)	Nicaragua	Mobile	100	100	—
Colombia Móvil S.A. E.S.P. (iii)	Colombia	Mobile	50-1 share	50-1 share	50-1 share
UNE EPM Telecomunicaciones S.A.(iii)	Colombia	Fixed-line, Internet, PayTV, Mobile	50-1 share	50-1 share	50-1 share
Edatel S.A. E.S.P. (iii)	Colombia	Fixed-line, Internet, PayTV, Cable	50-1 share	50-1 share	50-1 share
Africa
Sentel GSM S.A.(v)	Senegal	Mobile, MFS	—	—	—
MIC Tanzania Public Limited Company (vi)	Tanzania	Mobile, MFS	98.5	98.5	100
Millicom Tchad S.A. (v)	Chad	Mobile, MFS	—	—	100
Millicom Rwanda Limited (v)	Rwanda	Mobile, MFS	—	—	—
Zanzibar Telecom Limited (vi)	Tanzania	Mobile, MFS	98.5	98.5	85
Unallocated
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom Africa B.V.	Netherlands	Holding Company	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom Services UK Ltd (iv)	UK	Services Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
(i)    Acquisition completed on December 13, 2018. Cable Onda S.A. is fully consolidated as Millicom has the majority of voting shares to direct the relevant activities. See note A.1.2..
(ii)    Companies acquired during 2019. See note A.1.2..
(iii)    Fully consolidated as Millicom has the majority of voting shares to direct the relevant activities.
(iv) Millicom Services UK Ltd with registered number 08330497 will take advantage of an audit exemption to prepare stand alone financial statements for the year ended December 31, 2020 as set out within section 479A of the Companies Act 2006.
(v)    Companies disposed of in 2018 or 2019. See note A.1.3.
(vi)    Change in ownership percentages as a result of the in-country restructuring . See note A.1.2.
Balance sheet – non-controlling interests

	December 31,
	2020	2019
	(US$ millions)
Colombia	133	170
Panama	81	99
Others	1	2
Total	215	271
Profit (loss) attributable to non-controlling interests

	2020	2019	2018
	(US$ millions)
Colombia	(23)	11	(5)
Panama	(18)	(6)	(8)
Others	—	—	(3)
Total	(41)	5	(16)

The summarized financial information for material non-controlling interests in our operations in Colombia and Panama is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2020	2019	2018
	(US$ millions)
Revenue	1,346	1,532	1,661
Total operating expenses	(470)	(543)	(667)
Operating profit	129	164	147
Net (loss) for the year	(46)	23	(10)
50% non-controlling interest in net (loss)	(23)	11	(5)
Total assets (excluding goodwill)	2,589	2,256	1,966
Total liabilities	2,303	1,891	1,620
Net assets	286	365	346
50% non-controlling interest in net assets	143	183	173
Consolidation adjustments	(10)	(13)	(12)
Total non-controlling interest	133	170	161
Dividends and advances paid to non-controlling interest	(4)	(12)	(2)
Net cash from operating activities	370	363	348
Net cash from (used in) investing activities	(311)	(260)	(270)
Net cash from (used in) financing activities	(47)	(67)	(75)
Exchange impact on cash and cash equivalents, net	(15)	—	(18)
Net increase in cash and cash equivalents	(3)	36	(15)
Panama

	2020	2019 (ii)	2018 (i)
	(US$ millions)
Revenue	585	475	17
Total operating expenses	(197)	(148)	(8)
Operating profit	(60)	(15)	(39)
Net (loss) for the year	(89)	(31)	(39)
20% non-controlling interest in net (loss)	(18)	(6)	(8)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,734	1,905	1,082
Total liabilities	1,327	1,411	556
Net assets	407	494	526
20% non-controlling interest in net assets	81	99	105
Total non-controlling interest	81	99	105
Net cash from operating activities	193	167	(2)
Net cash from (used in) investing activities	(100)	(693)	12
Net cash from (used in) financing activities	(69)	580	(3)
Net increase in cash and cash equivalents	24	54	7
(i)    Cable Onda was acquired on December 13, 2018 and 2018 figures therefore only include results and cash flows from the date of acquisition.
(ii)    In 2019, Cable Onda acquired Telefonica Panama for $587 million (note A.1.2.), financed by issuing a $600 million Senior Notes due 2030 (note C.3.1.) The 2019 figures include the full year results and cash flows of Cable Onda, as well as 4 months of Telefonica Panama which was consolidated from September 1, 2019. Figures have been restated as a result of the finalization of the purchase accounting for Cable Onda. See note A.1.2..

Disclosure of business combination
The finalization of the purchase accounting for the recent acquisitions had an effect on the following financial statements line items of the statement of financial position as of December 31, 2019:

		Impact of finalization/update of purchase accounting of
(in millions of U.S dollars)	December 31, 2019	Nicaragua	Panama	December 31, 2019	Reason for the change
	As reported			Restated
STATEMENT OF FINANCIAL POSITION
ASSETS
Intangible assets, net	3,219	(4)	(20)	3,195	(i)
Property, plant and equipment, net	2,883	—	17	2,899	(ii)
Right-of-use asset (non-current)	977	—	34	1,012	(ii)
Other current assets	181	4	7	192	(iii)
LIABILITIES
Lease liabilities (non-current)	967	—	22	988	(ii)
Lease liabilities (current)	97	—	11	107	(ii)
Deferred tax liabilities	279	—	6	285	(iv)
EQUITY
Retained profits	2,222	—	—	2,222
Non-controlling interests	271	—	—	271
    (i)    Impact on goodwill resulting from the adjustments explained below for Nicaragua and Panama.
(ii)    See Panama section below. Mainly relates to lease accounting policy alignment, final property, plant and equipment step-up and final purchase price adjustment.
    (iii)    See Nicaragua and Panama section below. Reflects the final price adjustment agreed for Nicaragua and Panama.
    (iv)    Deferred tax impact of these previously explained adjustments.

	Provisional Fair values (100%)	Final Fair values (100%)	Changes
	(US$ millions)	(US$ millions)	(US$ millions)
Intangible assets (excluding goodwill) (i)	131	131	—
Property, plant and equipment (ii)	149	149	—
Right of use assets (iii)	131	131	—
Other non-current assets	2	2	—
Current assets (excluding cash) (iv)	23	23	—
Trade receivables (v)	17	17	—
Cash and cash equivalents	7	7	—
Total assets acquired	459	459	—
Lease liabilities (iii)	131	131	—
Other liabilities (vi)	118	118	—
Total liabilities assumed	249	249	—
Fair value of assets acquired and liabilities assumed, net	210	210	—
Acquisition price	430	426	(4)
Goodwill	220	216	(4)
(i)    Intangible assets not previously recognized at the date of acquisition, are mainly customer lists for an amount of $81 million, with estimated useful lives ranging from 4 to 10 years. In addition, a fair value step-up of $39 million on the spectrum held by Nicaragua has been recognized, with a remaining useful life of 14 years.
(ii)    A fair value step-up of $39 million has been recognized on property, plant and equipment, mainly on the core network ($25 million) and owned land and buildings ($8 million). The expected remaining useful lives were estimated at 6-7 years on average.
(iii)    The Group measured the lease liability at the present value of the remaining lease payments (as defined in IFRS 16) as if the acquired lease were a new lease at the acquisition date. The right-of-use assets have been adjusted by $7 million to be measured at the same amount as the lease liabilities.
(iv)    Current assets include indemnification assets for tax contingencies at a fair value of $11 million - see (v) below.
(v)    The fair value of trade receivables acquired was $17 million.
(vi)    Other liabilities include the fair value of certain possible tax contingent liabilities for $1 million and a deferred tax liability of $50 million resulting from the above adjustments
The updated provisional purchase accounting and differences compared to the provisional fair values reported as at December 31, 2019 are shown below:

	Provisional Fair values (100%)	Final Fair values (100%)	Differences
(in millions of U.S dollars)
Intangible assets (excluding goodwill) (i)	178	182	4
Property, plant and equipment (ii)	110	127	17
Right of use assets (iii)	47	81	34
Other non-current assets	3	3	—
Current assets (excluding cash)	23	23	—
Trade receivables (iv)	21	21	—
Cash and cash equivalents	10	10	—
Total assets acquired	391	446	55
Lease liabilities	48	81	33
Other debt and financing	74	74	—
Other liabilities (v)	101	107	6
Total liabilities assumed	224	262	39
Fair value of assets acquired and liabilities assumed, net	167	184	16
Acquisition price	594	587	(7)
Goodwill	426	403	(23)
(i)    Intangible assets not previously recognized at the date of acquisition, are mainly customer lists for an amount of $55 million, with estimated useful lives ranging from 3 to 17 years. In addition, a fair value step-up of $7 million on the spectrum held by Panama has been recognized, with a remaining useful life of 17 years. Finally, a fair value step-up of $3 million has been recognised on certain software.
(ii)     A fair value step-up of $17 million has been recognized on property, plant and equipment, mainly on the core network ($11 million) and owned land and buildings ($4 million). The expected remaining useful lives were estimated at 3 to 8 years.
(iii)     The accounting policy alignment resulted in an increase in the right-of-use assets and lease liabilities of approximately $30 million. Subsequently, the right-of-use assets have been adjusted by $4 million to be measured at an amount equal to the lease liabilities.
(iv)     The fair value of trade receivables acquired was $21 million.
(v)    Other liabilities include a deferred tax liability of $21 million resulting from the above adjustments

Disclosure of valuation methods and key estimates	The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Spectrum	Market approach - Market comparable transactions	Discount rate : 14%	Terminal growth rate: 2.5%	Estimated duration: 14 years
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 14-15%	Monthly Churn rate: From 1.2% for B2B to 2.9% for B2C	EBITDA margin: ~ 36% to 41%
Land and buildings	Market approach	Economic useful life (range): 10-30 years	Price per square meter: from $2 to $57	N/A
Core network	Cost approach	Economic useful life (range): 5-27 years	Remaining useful life (minimum) : 1.7 years	N/A
The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 9.8-10.8%	Monthly Churn rate: ~3.8% in average	EBITDA margin: ~ 41.5%
Property, plant and equipment	Cost approach	Economic useful life (range): 3-27 years	Remaining useful life (minimum): 3-27 years	N/A

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2020 % holding	December 31, 2019 % holding
Comunicaciones Celulares S.A. (i)	Guatemala	Mobile, MFS	55	55
Navega.com S.A. (i)	Guatemala	Cable, DTH	55	55
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
Bharti Airtel Ghana Holdings B.V.	Ghana	Mobile, MFS	50	50
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.
The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures at December 31

	%	2020	2019
		(US$ millions)
Honduras operations (i)	66.7	610	708
Guatemala operations (i)	55	2,031	2,089
AirtelTigo Ghana operations	50	—	—
Total		2,642	2,797
(i)    Includes all the companies under the Honduras and Guatemala groups.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

	Guatemala(i)	Honduras (i)	Ghana(ii)
	(US$ millions)
Opening balance at January 1, 2019	2,104	730	32
Accounting policy changes	—	—	—
Results for the year	152	27	(40)
Utilization of past unrecognized losses	—	—	(5)
Capital increase	—	—	5
Dividends declared during the year	(170)	(37)	—
Currency exchange differences	2	(12)	8
Closing balance at December 31, 2019	2,089	708	—
Disposal of the Group's investment in Navega to Celtel (iii)	—	(83)	—
Results for the year	144	27	—
Dividends declared during the year	(199)	(55)	—
Currency exchange differences	(3)	13	—
Closing balance at December 31, 2020	2,031	610	—
(i)    Share of profit (loss) is recognized under ‘Share of profit in the joint ventures in Guatemala and Honduras’ in the statement of income.
(ii)    Share of profit (loss) is recognized under ‘Income (loss) from other joint ventures and associates, net’ in the statement of income.
(iii)     See note G.5.

Disclosure of summarised financial information of joint venture	Summarized financial information for the years ended December 31, 2020, 2019 and 2018 of the Guatemala Honduras and Ghana operations is as follows. This information is based on amounts before inter-company eliminations.
Guatemala

	2020	2019	2018
	(US$ millions)
Revenue	1,503	1,434	1,373
Depreciation and amortization	(323)	(313)	(283)
Operating profit	452	429	387
Financial income (expenses), net (i)	(95)	(66)	(56)
Profit before taxes	347	356	309
Charge for taxes, net	(83)	(79)	(69)
Profit for the year	264	277	240
Net profit for the year attributable to Millicom	144	152	131
Dividends and advances paid to Millicom	47	209	211
Total non-current assets (excluding goodwill)	2,195	2,517	2,280
Total non-current liabilities	751	1,216	981
Total current assets	742	717	718
Total current liabilities	523	251	221
Total net assets	1,662	1,767	1,796
Group's share in %	55%	55%	55%
Group's share in USD millions	914	972	988
Goodwill and consolidation adjustments	1,117	1,117	1,116
Carrying value of investment in joint venture	2,031	2,089	2,104

Cash and cash equivalents	188	189	217
Debt and financing – non-current	619	1,152	928
Debt and financing – current	24	21	—
Net cash from operating activities	598	588	545
Net cash from (used in) investing activities	(289)	(205)	(173)
Net cash from (used in) financing activities	(308)	(412)	(455)
Exchange impact on cash and cash equivalents, net	(2)	1	(3)
Net increase in cash and cash equivalents	(1)	(28)	(86)
(i)    In 2020, Financial expenses include a $18 million charge related to early redemption of bonds - see below.
Guatemala financing
In 2014, Intertrust SPV (Cayman) Limited, acting as trustee of the Comcel Trust, a trust established and consolidated by Comcel for the purposes of the transaction, issued $800 million 6.875% Senior Notes to refinance existing local and MIC S.A. corporate debt. The bond was issued at 98.233% of the principal and had an effective interest rate of 7.168%. The bond was guaranteed by Comcel and listed on the Luxembourg Stock Exchange.

On November 18, 2020, the $800 million aggregate principal amount of its outstanding 6.875% Senior Notes due 2024 was early redeemed at a redemption price equal to 102.292%of the principal amount of the Notes to be redeemed plus accrued and unpaid interest of $16 million, resulting in an aggregate amount of $834 million. The redemption premium ($18 million) and additional interest ($7 million), as well as the remaining unamortized deferred costs of $8 million were recorded as financial expenses during the year. This early redemption was financed through local financing in local currency as well as by shareholder loans (see note G.5.).
The impact on the Group's statement of income is a $18 million expense (at 55% ownership) reported on the line "Share of profit in the joint ventures in Guatemala and Honduras".
On October 5, 2020, Comcel executed a credit agreement with Banco Industrial for GTQ 1,697 million (approximately $218 million using the exchange rate as of December 31, 2020) for a 5 year term to refinance other credit agreements with Banco Industrial and to finance and refinance working capital, capital expenditures and general corporate purposes.
Honduras

	2020	2019	2018
	(US$ millions)
Revenue	552	594	586
Depreciation and amortization	(132)	(132)	(133)
Operating profit	77	102	91
Financial income (expenses), net	(24)	(37)	(29)
Profit before taxes	58	60	52
Charge for taxes, net	(19)	(21)	(18)
Profit for the year	39	39	34
Net profit for the year attributable to Millicom	27	27	23
Dividends and advances paid to Millicom	24	28	32
Total non-current assets (excluding goodwill)	461	516	506
Total non-current liabilities	533	469	386
Total current assets	300	312	304
Total current liabilities	236	183	226
Total net assets	(8)	176	198
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(5)	117	132
Goodwill and consolidation adjustments	615	591	598
Carrying value of investment in joint venture	610	708	730

Cash and cash equivalents	60	40	25
Debt and financing – non-current	390	384	298
Debt and financing – current	10	39	85
Net cash from operating activities	151	169	147
Net cash from (used in) investing activities	(145)	(77)	(87)
Net cash from (used in) financing activities	14	(77)	(50)
Net (decrease) increase in cash and cash equivalents	20	15	9
AirtelTigo Ghana

	2020	2019	2018
	(US$ millions)
Revenue	132	142	187
Depreciation and amortization	(42)	(69)	(110)
Operating loss	(30)	(72)	(100)
Financial income (expenses), net	(41)	(77)	(42)
Loss before taxes	(85)	(123)	(135)
Charge for taxes, net	—	—	—
Loss for the period	(85)	(123)	(135)
Net loss for the period attributable to Millicom	—	(40)	(68)
Total non-current assets (excluding goodwill)	204	168	277
Total non-current liabilities	289	245	277
Total current assets	41	42	71
Total current liabilities	218	187	134
Total net assets	(263)	(223)	(63)
Group's share in %	50%	50%	50%
Group's share in USD millions	(132)	(111)	(31)
Goodwill and consolidation adjustments	89	90	63
Unrecognised losses	(42)	(22)	—
Carrying value of investment in joint venture	—	—	32

Cash and cash equivalents	1	5	19
Debt and financing – non-current	289	245	276
Debt and financing – current	40	27	17

Net cash from operating activities	(8)	(5)	(19)
Net cash from (used in) investing activities	—	—	(8)
Net cash from (used in) financing activities	4	(6)	42
Net increase in cash and cash equivalents	(4)	(11)	15

Disclosure of interests in associates
The Group’s associates are as follows:

			December 31, 2020	December 31, 2019
Entity	Country	Activity(ies)	% holding	% holding
Africa
West Indian Ocean Cable Company Limited (WIOCC)	Republic of Mauritius	Telecommunication carriers’ carrier	9.1	9.1
Latin America
MKC Brilliant Holding GmbH (LIH)	Germany	Online marketplace, retail and services	35.0	35.0
Unallocated
Milvik AB(i)	Sweden	Other	9.7	11.4
(i) Millicom ownership in Milvik AB has been diluted in 2020 as a result of a capital injection to which the Group did not participate.

At December 31, 2020 and 2019, the carrying value of Millicom’s main associates was as follows:
Carrying value of investments in associates at December 31

	2020	2019
	(US$ millions)
Milvik AB	10	11
West Indian Ocean Cable Company Limited (WIOCC)	14	14
Total	24	25